UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

PURSUANT TO SECTION 15G OF THE

SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☑	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period January 1, 2009 to December 31, 2011

☐	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period to

☐	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period to

Date of Report (Date of earliest event reported)

February 10, 2012

American Express Receivables Financing Corporation V LLC1

(Exact name of securitizer as specified in its charter)

[25- ]	0001311824
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Carol V. Schwartz, Esq., (212) 640-2000

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☑2

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

[1]

American Express Receivables Financing Corporation V LLC (“RFC V”), as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities issued and outstanding during the reporting period that were (i) registered by RFC V, as depositor (Commission file Number 333-158295; Central Index Key Number 0001311824); and (ii) privately issued by RFC V, as depositor.

[2]

RFC V, as securitizer, requested but was unable to obtain information with respect to investor demands made upon the relevant trustees prior to July 22, 2010. As a result, the disclosures in this Form do not contain investor demands, if any, made upon a trustee prior July 22, 2010.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

AMERICAN EXPRESS RECEIVABLES FINANCING CORPORATION V LLC (Securitizer)

By:	/s/ Anderson Y. Lee
Name: Anderson Y. Lee Title: Vice President and Treasurer

Date: February 10, 2012